FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED JANUARY 14, 2019

TO THE SUMMARY PROSPECTUSES AND PROSPECTUS FOR
THE GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND,
GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND,
GRANDEUR PEAK INTERNATIONAL OPPORTUNITIES FUND AND
GRANDEUR PEAK GLOBAL REACH FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
DATED AUGUST 31, 2018

Effective immediately, the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak Global Reach Fund will re-open to existing shareholders and to new shareholders who purchase directly from Grandeur Peak Funds. Financial advisors and retirement plans with clients in one of these Funds will be able to invest in the Fund for both existing as well as new clients.

In addition, effective immediately, the Grandeur Peak Emerging Markets Opportunities Fund will re-open to new shareholders who purchase directly from Grandeur Peak Funds. This Fund is already open to existing shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE